UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F-HR/A
		                     FORM 13F COVER PAGE


IN PREVIOUS CONFIDENTIAL FILING REPORTS, WE INADVERTENTLY PUT MANAGERS' NAMES AND FILE NUMBERS THAT DID NOT PERTAIN TO THE FILINGS.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 07, 2002, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 15, 2002.

Report for the Calendar Year or Quarter Ended: __12/31/01_____

Check here if Amendment [X]; Amendment Number: __1___
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets Corp._________________
Address: _417 Fifth Avenue_________________________
         _New York, NY  10016______________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __08/15/02__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ____0____

Form 13F Information Table Entry Total: _____17_____

Form 13F Information Table Value Total: $___47,285___
                                         (thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 12/31/01
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                                TITLE                 FAIR    SHARES OR                     SHARED               (SHARES)
                                 OF                   MARKET  PRINCIPAL     SOLE   SHARED    OTHER          SOLE   SHARED    NONE
NAME OF ISSUES                  CLASS  CUSIP NO       VALUE   AMOUNT         (A)      (B)      (C)  MGR      (A)     (B)     (C)
___________________________     _____  ________    _________  _________   _______   _____   ______  ___  ________   _____   ______

AVATAR HLDGS INC                SUB NT 053494AD2  11,696,880 12,294,00012,294,000                       12,294,000
CELL THERAPEUTICS INC           SUB NT 150934AC1   2,677,592  2,770,000 2,770,000                        2,770,000
CEPHALON INC                    SB NT  156708AD1   3,236,970  3,000,000 3,000,000                        3,000,000
CHARTER COMMUNICATIONS INC DEL  SUB NT 16117MAB3   1,982,580  2,000,000 2,000,000                        2,000,000
ENZON INC                       SUB NT 293904AB4     546,298    550,000   550,000                          550,000
HNC SOFTWARE INC                SB NT  40425PAB3   1,011,660  1,000,000 1,000,000                        1,000,000
INTERNATIONAL RECTIFIER CORP    SUB NT 460254AE5   1,985,565  2,425,000 2,425,000                        2,425,000
INTERPUBLIC GROUP COS INC       SUBNT  460690AJ9   2,366,670  3,000,000 3,000,000                        3,000,000
IVAX CORP                       SR SUB 465823AG7   2,413,786  2,900,000 2,900,000                        2,900,000
KULICKE & SOFFA INDS INC        SUB NT 501242AE1   1,855,464  1,950,000 1,950,000                        1,950,000
NVIDIA CORP                     SB NT  67066GAA2   3,710,636  2,300,000 2,300,000                        2,300,000
PMC-SIERRA INC                  SUB NT 69344FAA4   4,184,534  4,930,000 4,930,000                        4,930,000
PHOTRONICS INC                  SB NT  719405AB8   1,087,220  1,000,000 1,000,000                        1,000,000
PROTEIN DESIGN LABS INC         SUB NT 74369LAB9   5,596,255  4,952,000 4,952,000                        4,952,000
RF MICRODEVICES INC             SUB NT 749941AB6   1,883,504  2,288,000 2,288,000                        2,288,000
SEMTECH CORP                    SUB NT 816850AD3     866,968    800,000   800,000                          800,000
TRIQUINT SEMICONDUCTOR INC      SUB NT 89674KAB9     181,945    250,000   250,000                          250,000
                                 PAGE TOTAL       47,284,527
                                GRAND TOTAL       47,284,527

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